11. Stock Option Plan	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
11. Stock Option Plan

Effective February 27, 2015, the Company established the 2015 Stock Option Plan (the “Plan”). The Board of Directors of the Company has the authority and discretion to grant stock options. The maximum number of shares of stock that may be issued pursuant to the exercise of options under the Plan is 9,000,000. Eligible individuals include any employee of the Company or any director, consultant, or other person providing services to the Company. The expiration date and exercise price are as established by the Board of Directors of the Company. No option may be issued under the Plan after February 27, 2017.

Effective November 22, 2016, the Company established the 2016 Stock Option Plan (the “2016 Plan”). The Board of Directors of the Company has the authority and discretion to grant stock options. The maximum number of shares of stock that may be issued pursuant to the exercise of options under the 2016 Plan is 20,000,000. Eligible individuals include any employee of the Company or any director, consultant, or other person providing services to the Company. The expiration date and exercise price are as established by the Board of Directors of the Company. No option may be issued under the Plan after ten years from the date of adoption of the 2016 Plan.

	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding - September 30, 2015	1,500,996	$7,359	$0.33
Granted	1,024,400	$19,677	1.00	102 months
Exercised	–	–	–	–
Canceled or expired	325,050	$4,907	0.33	–
Outstanding - September 30, 2016	2,200,346	$22,129	0.64	101 months
Granted	32,000	$11,532	1.94	114 months
Exercised	–	–
Canceled or expired	–	–
Outstanding - December 31, 2016	2,232,346	$33,661

Exercisable - December 31, 2016	2,200,346		0.64	97 months

Granted	37,600	$–	1.19	116 months
Exercised	–	–	–
Canceled or expired	–	–	–
Outstanding - March 31, 2017	2,269,946	$–

Exercisable - March 31, 2017	2,215,379		0.64	100 months

Granted	19,800	$–	1.19	116 months
Exercised	–	–	–
Canceled or expired	37,600	–	1.19
Outstanding - June 30, 2017	2,252,146	$–

Exercisable - June 30, 2017	2,215,171		0.65	100 months

All outstanding stock options at September 30, 2016 became immediately vested upon the completion of the reverse merger with Pacific Oil Company. Total compensation expense of $22,129 for these options was included in salaries and wages in the year ended September 30, 2016.

There were 19,800 stock options granted from the 2016 stock option plan in the three months ended June 30, 2017. There were 37,600 stock options cancelled from the 2016 stock option plan in the three months ended June 30, 2017. The unamortized value of these stock options is $0. There were 32,000 stock options granted from the 2016 stock option plan in the three months ended December 31, 2016. The unamortized value of these stock options is $11,532 at June 30, 2017.

Effective February 27, 2015, the Company established the 2015 Stock Option Plan (the “Plan”). The Board of Directors of the Company has the authority and discretion to grant stock options. The maximum number of shares of stock that may be issued and exercised under the Plan is 9,000,000. Eligible individuals include any employee of the Company or any director, consultant, or other person providing services to the Company. The expiration date and exercise price are as established by the Board of Directors of the Company. No option may be issued under the Plan after February 27, 2017.

Stock option activity is summarized as follows:

	2016				2015
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding - beginning of year	1,500,996	$7,359	$0.33		–		$–	–
Granted	1,024,400	$19,677	1.00	111 months	1,520,196	$7,649	0.33	119 months
Exercised	–		–	–	–		–	–
Canceled or expired	325,050	$4,907	0.33	–	19,200	$290	0.33	–
Outstanding - end of year	2,200,346	$22,129	0.64	109 months	1,500,996		0.33	119 months

Exercisable - end of year	2,200,346		0.64	109 months	–		–	–

All outstanding stock options at September 30, 2016 became immediately vested upon the completion of the reverse merger with Pacific Oil Company. Total compensation expense included in salaries and wages of previously unamortized stock compensation was $22,715 and $0 for the years ended September 30, 2016 and 2015, respectively.